Fair Value Disclosures - Schedule of the Company's Fair Value Hierarchy for Recurring Basis Assets and Liabilities (Details) - Recurring basis - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Level 1
Financial Assets
Total financial assets	$ 1,448,290	$ 1,681,104
Financial Liabilities
Liabilities related to separate accounts	1,438,615	1,535,267
Level 1 | Fixed maturity securities | United States Government and government agencies and authorities
Financial Assets
Total financial assets	0	0
Level 1 | Fixed maturity securities | States, municipalities and political subdivisions
Financial Assets
Total financial assets	0	0
Level 1 | Fixed maturity securities | Foreign governments
Financial Assets
Total financial assets	0	0
Level 1 | Fixed maturity securities | Asset-backed
Financial Assets
Total financial assets	0	0
Level 1 | Fixed maturity securities | Commercial mortgage-backed
Financial Assets
Total financial assets	0	0
Level 1 | Fixed maturity securities | Residential mortgage-backed
Financial Assets
Total financial assets	0	0
Level 1 | Fixed maturity securities | U.S. corporate
Financial Assets
Total financial assets	0	0
Level 1 | Fixed maturity securities | Foreign corporate
Financial Assets
Total financial assets	0	0
Level 1 | Equity securities | Common Stock
Financial Assets
Total financial assets	447	453
Level 1 | Equity securities | Non-redeemable preferred stocks
Financial Assets
Total financial assets	0	0
Level 1 | Short-term investments
Financial Assets
Total financial assets	2,714	90,497
Level 1 | Other investments
Financial Assets
Total financial assets	0
Level 1 | Cash equivalents
Financial Assets
Total financial assets	6,514	54,887
Level 1 | Other assets
Financial Assets
Total financial assets	0	0
Level 1 | Assets held in separate accounts
Financial Assets
Total financial assets	1,438,615	1,535,267
Level 2
Financial Assets
Total financial assets	1,192,589	2,636,937
Financial Liabilities
Liabilities related to separate accounts	61,083	60,238
Level 2 | Fixed maturity securities | United States Government and government agencies and authorities
Financial Assets
Total financial assets	1,987	2,053
Level 2 | Fixed maturity securities | States, municipalities and political subdivisions
Financial Assets
Total financial assets	10,827	38,740
Level 2 | Fixed maturity securities | Foreign governments
Financial Assets
Total financial assets	11,301	17,211
Level 2 | Fixed maturity securities | Asset-backed
Financial Assets
Total financial assets	169	612
Level 2 | Fixed maturity securities | Commercial mortgage-backed
Financial Assets
Total financial assets	0	977
Level 2 | Fixed maturity securities | Residential mortgage-backed
Financial Assets
Total financial assets	36,862	70,950
Level 2 | Fixed maturity securities | U.S. corporate
Financial Assets
Total financial assets	789,765	1,819,302
Level 2 | Fixed maturity securities | Foreign corporate
Financial Assets
Total financial assets	160,921	470,350
Level 2 | Equity securities | Common Stock
Financial Assets
Total financial assets	0	0
Level 2 | Equity securities | Non-redeemable preferred stocks
Financial Assets
Total financial assets	92,076	156,504
Level 2 | Short-term investments
Financial Assets
Total financial assets	0	0
Level 2 | Other investments
Financial Assets
Total financial assets	27,598
Level 2 | Cash equivalents
Financial Assets
Total financial assets	0	0
Level 2 | Other assets
Financial Assets
Total financial assets	0	0
Level 2 | Assets held in separate accounts
Financial Assets
Total financial assets	61,083	60,238
Level 3
Financial Assets
Total financial assets	18,247	28,249
Financial Liabilities
Liabilities related to separate accounts	0	0
Level 3 | Fixed maturity securities | United States Government and government agencies and authorities
Financial Assets
Total financial assets	0	0
Level 3 | Fixed maturity securities | States, municipalities and political subdivisions
Financial Assets
Total financial assets	0	0
Level 3 | Fixed maturity securities | Foreign governments
Financial Assets
Total financial assets	0	0
Level 3 | Fixed maturity securities | Asset-backed
Financial Assets
Total financial assets	0	0
Level 3 | Fixed maturity securities | Commercial mortgage-backed
Financial Assets
Total financial assets	3,245	102
Level 3 | Fixed maturity securities | Residential mortgage-backed
Financial Assets
Total financial assets	0	0
Level 3 | Fixed maturity securities | U.S. corporate
Financial Assets
Total financial assets	3,634	10,727
Level 3 | Fixed maturity securities | Foreign corporate
Financial Assets
Total financial assets	9,952	15,897
Level 3 | Equity securities | Common Stock
Financial Assets
Total financial assets	0	0
Level 3 | Equity securities | Non-redeemable preferred stocks
Financial Assets
Total financial assets	1,094	1,125
Level 3 | Short-term investments
Financial Assets
Total financial assets	0	0
Level 3 | Other investments
Financial Assets
Total financial assets	0
Level 3 | Cash equivalents
Financial Assets
Total financial assets	0	0
Level 3 | Other assets
Financial Assets
Total financial assets	322	398
Level 3 | Assets held in separate accounts
Financial Assets
Total financial assets	0	0
Total
Financial Assets
Total financial assets	2,659,126	4,346,290
Financial Liabilities
Liabilities related to separate accounts	1,499,698	1,595,505
Total | Fixed maturity securities | United States Government and government agencies and authorities
Financial Assets
Total financial assets	1,987	2,053
Total | Fixed maturity securities | States, municipalities and political subdivisions
Financial Assets
Total financial assets	10,827	38,740
Total | Fixed maturity securities | Foreign governments
Financial Assets
Total financial assets	11,301	17,211
Total | Fixed maturity securities | Asset-backed
Financial Assets
Total financial assets	169	612
Total | Fixed maturity securities | Commercial mortgage-backed
Financial Assets
Total financial assets	3,245	1,079
Total | Fixed maturity securities | Residential mortgage-backed
Financial Assets
Total financial assets	36,862	70,950
Total | Fixed maturity securities | U.S. corporate
Financial Assets
Total financial assets	793,399	1,830,029
Total | Fixed maturity securities | Foreign corporate
Financial Assets
Total financial assets	170,873	486,247
Total | Equity securities | Common Stock
Financial Assets
Total financial assets	447	453
Total | Equity securities | Non-redeemable preferred stocks
Financial Assets
Total financial assets	93,170	157,629
Total | Short-term investments
Financial Assets
Total financial assets	2,714	90,497
Total | Other investments
Financial Assets
Total financial assets	27,598
Total | Cash equivalents
Financial Assets
Total financial assets	6,514	54,887
Total | Other assets
Financial Assets
Total financial assets	322	398
Total | Assets held in separate accounts
Financial Assets
Total financial assets	$ 1,499,698	$ 1,595,505